Segment Information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 17:-   SEGMENT INFORMATION

The Company operates in one operating and reportable segment. Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker, who is the Company’s chief executive officer (“CEO”), in deciding how to allocate resources and assessing performance. The Company’s chief operating decision maker allocates resources and assesses performance based upon discrete financial information at the consolidated level.

Revenue by geographical region can be found in the revenue recognition disclosures in Note 4

The following table presents the Company’s property and equipment, net of depreciation, by geographic region:

	December 31
	2021		2020
Israel	$1,165		$383
United States	—	*)	1
Total property and equipment, net:	$1,165		$384

*)       Represents less than $1

Major Customers:

During the year ended December 31, 2021, the Company had three customers that accounted for 41.1%, 31.2% and 15.6%, respectively, of revenues. During the year ended December 31, 2020, the Company had two customers that accounted for 21.1% and 10.3%, respectively, of revenues. There were no revenues during the year ended December 31, 2019.